Flexible Premium Deferred Variable Annuity Contract
(Variable Annuity II)


Issued by
Midland National Life Insurance Company
(through Midland National Life Separate Account C)

Supplement dated September 14, 2000
to Prospectus dated May 1, 2000

The Midland Variable Annuity II now includes the following five new investment options.


- Alger American Small Capitalization Portfolio
- Alger American MidCap Growth Portfolio
- Alger American Growth Portfolio
- Alger American Leveraged AllCap Portfolio
- Fidelity Variable Insurance Products Fund Mid Cap Portfolio


The Investment Objectives of the five newly available mutual fund portfolios are as follows:

Portfolio		                         				      Objective
Alger American Small Capitalization Portfolio	Seeks long term capital
                                              appreciation by focusing on
                                              small, fast growing companies
                                              that offer innovative
                                              products, services or
                                              technologies to a rapidly
                                              expanding marketplace.  Under
                                              normal circumstances, the
                                              portfolio invests primarily in
                                              the equity securities of small
                                              capitalization companies.  A
                                              small capitalization company is
                                              one that has a market
                                              capitalization within the range
                                              of the Russell 2000 Growth
                                              Index(r) or the S&P SmallCap 600
                                              Index(r).

Alger American MidCap Growth Portfolio		Seeks long term capital
                                        Appreciation by focusing on
                                        midsize companies with promising
                                        growth potential. Under normal
                                        circumstances, the portfolio
                                        invests primarily in the equity
                                        securities of companies in the
                                        S&P MidCap 400 Index(r).


Alger American Growth Portfolio			Seeks long term capital
                                  appreciation by focusing on
                                  growing companies that generally
                                  have broad product lines,
                                  markets, financial resources
                                  and depth of management.  Under
                                  normal circumstances the
                                  portfolio invests primarily in
                                  the equity securities of large
                                  companies. The portfolio
                                  considers a large company to
                                  have a market capitalization of
                                  $1 billion or greater.

Alger American Leveraged AllCap Portfolio		Seeks long term capital
                                           Appreciation by investing, under
                                           normal circumstances, in the
                                           equity securities of companies
                                           of any size which demonstrate
                                           promising growth potential.  The
                                           portfolio can leverage, that it,
                                           borrow money, up to one-third
                                      					of its total assets to buy
                                           additional securities.  By
             			                        			borrowing money, the portfolio
                                           has the potential to increases
                                           its returns if the increase in
                                           the value of the  securities
                                           purchased exceeds the cost of
                                           borrowing, including interest
                                           paid on the money borrowed.

Fidelity Variable Insurance Product			Seeks long term growth of
                                      capital.
Fund Mid Cap Portfolio


The five new Investment Divisions each invest in shares of the corresponding portfolio of one of the following mutual funds:

Mutual Fund					       		Investment Advisor
Alger American Fund 					Fred Alger Management, Inc.

Fidelity Variable Insurance Products Fund.  	Fidelity Management &
Research Company

The table on the following page summarizes the charges and deductions that may be applicable to an investment in the five portfolios listed above. These charges and deductions are explained in the prospectus for the Variable Annuity II and the prospectus for the individual portfolios.

This Prospectus Supplement must be accompanied or preceded by the Prospectus dated May 1, 2000 for the Variable Annuity II and by the Prospectus dated May 1, 2000 for each Fund portfolio listed above.



As with all the Fund portfolios described in your May 1, 2000 prospectus, the Fund Portfolios described above are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly idenbe managed by the same adviser or manager. Nevertheless, the investment performance and results of the above two Fund Portfolios may be lower, or higher than the investment results of any of the other (publicly available) available portfolios. There can be no assurance and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment same investment objectives and policies and a very similar or nearly identical name.

This Prospectus Supplement provides very limited information about the five newly available fund portfolios. The prospectuses for these portfolios, which accompany this Prospectus Supplement, describe the investment objectives, policies and risks of the portfolio. The information in this Prospectus Supplement is qualified in its entirety by the information included in the Prospectus for the Variable Annu investment same investment objectives and policies and a very similar or nearly identical name.

This Prospectus Supplement provides very limited information about the five newly available fund portfolios. The prospectuses for these portfolios, which accompany this Prospectus Supplement, describe the investment objectives, policies and risks of the portfolio. The information in this Prospectus Supplement is qualified in its entirety by the information included in the Prospectus for the Variable Annuity II and the prospectus for the five new portfolios.

In addition to the fees and charges deducted under the Contracts (described in the Prospectus for the Variable Annuity II), certain fees and charges are deducted by each Fund for managing each portfolio's investments and providing services to the portfolio. The table below summarizes these portfolio expenses:

Portfolio Annual Expenses (1)
(as a percentage of Portfolio average net assets)

                        					      		      Management	Other	      Total
Portfolio			       			                       Fees     Expenses	   Expenses
Alger American Small Capitalization Portfolio	0.85%		0.05%	    0.90%
Alger American MidCap Growth Portfolio		      0.80%		0.05%	    0.85%
Alger American Growth Portfolio		            	0.75%		0.04%	    0.79%
Alger American Leveraged AllCap Portfolio		   0.85%		0.08%	    0.93%
Fidelity VIP Mid Cap Portfolio (2) (3)		      0.57%		0.40%	    0.97%


(1) The fund data was provided by the fund managers and Midland has not independently verified the accuracy of the Fund data. The annual expenses shown are based on actual expenses for 1999. The expenses shown for Fidelity's VIP Mid Cap Portfolio are those applicable to the Initial Class.
(2) The Mid Cap Portfolio's total annual expenses reflects Fidelity Management & Research Company's (FMR) voluntary agreement to reimburse the class to the extent total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) as a percentage of average net assets, exceed a certain rate.
FMR can discontinue this reimbursement arrangement at any time. Without this reimbursement, the other expenses and total expenses would have been:



                       Other			Total
                       Expenses		Expenses
VIP Mid Cap	          		2.77%			3.34%

(3) A portion of the brokerage commissions that the fund pays is used to reduce this fund's expenses. In addition, through arrangements with each fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses.





Expense Examples
If you surrender or annuitize Your Contract at the end of the applicable time period, You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:


                                            		One	Three	Five	Ten
                                            		Year	Year	Year	Year
Alger American Small Capitalization Portfolio	$104	$145	$189	$275
Alger American MidCap Growth Portfolio       	$104	$144	$186	$270
Alger American Growth Portfolio	              $104	$144	$186	$270
Alger American Leveraged AllCap Portfolio	    $105	$146	$190	$278
Fidelity VIP Mid Cap Portfolio	               $105	$148	$194	$285


If you do not surrender Your Contract, You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                            		One	Three	Five	Ten
                                            		Year	Year	Year	Year
Alger American Small Capitalization Portfolio	$24	$75	$129	$275
Alger American MidCap Growth Portfolio       	$24	$74	$126	$270
Alger American Growth Portfolio	              $24	$74	$126	$270
Alger American leveraged AllCap Portfolio	    $25	$76	$130  $278
Fidelity VIP Mid Cap Portfolio               	$25	$78	$134	$285


The above examples are based on actual expenses for 1999. Actual expenses are shown under the table titled 'Portfolio Annual Expenses' and are net of any fee waivers or expense reimbursements.

The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical. Past or future annual returns may
be greater or less than the assumed amount.   The above examples reflect the
$35 contract maintenance charge as an annual charge of 0.11% of assets.
The 0.11% is based on an average cash value of  $33,000.


STK00VA2.txt